Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Mar. 15, 2022	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Additional units (in Shares)		123,500
Underwriting cash discount per unit (in Dollars per share)		$ 0.1
Additional deferred fee		$ 4,322,500
Cash payment to sponsor		7,250,000
Gross proceeds			$ 123,500,000
Change in fair value			$ (19,432)
Stock issuance cost		$ 776,815
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional units (in Shares)	1,350,000	1,650,000
Underwriting discount paid upon closing of initial public offering		$ 1,235,000
Deferred fee		$ 0.35
Price per share (in Dollars per share)	$ 10
Gross proceeds	$ 13,500,000
Change in fair value	$ 19,432
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Receive shares (in Shares)		123,500